Fair Value of Financial Instruments	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

NOTE 5: FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC 820, “Fair Value Measurements and Disclosures” defines fair value and establishes a framework for measuring fair value. Fair value is an exit price, representing the amount that would be received for selling an asset or paid for the transfer of a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	-	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3	-	Unobservable inputs which supported by little or no market activity.

The following table sets forth the Company’s assets and liabilities that were measured at fair value as of March 31, 2021 and December 31, 2020, by level within the fair value hierarchy:

		Fair value measurements as of
Measured at fair value on a recurring basis:	Fair Value Hierarchy	March 31, 2021	December 31, 2020
		Unaudited

Financial assets:
Cash equivalents:
Money market mutual funds	Level 1	$2,452	$4,202

Financial liabilities:
Warrants to purchase Preferred shares (*)	Level 3	$426	$442

(*) The Company measured the fair value of the warrants to purchase Preferred shares (a Level III valuation) using the Monte-Carlo option pricing model (“OPM”). As of March 31, 2021 and December 31, 2020, the fair value of the warrants to purchase Preferred shares was $426 and $442, respectively, which was calculated using the following assumptions:

	March 31, 2021	December 31, 2020
	Unaudited

Expected volatility (%)	92	87
Risk-free interest rate (%)	0.37 - 0.49	0.27
Expected life (in years)	0.25 - 3.5	4